Foreign Exchange (Gain) Loss, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	$ 330	$ (112)	$ 96
Foreign Exchange (Gain) Loss, Net	325	(107)	133
Translation Of U.S. Dollar Debt Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	349	(131)	107
Translation Of U.S. Dollar Risk Management Contracts Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	(19)	19	(11)
Intercompany Transactions [member]
Schedule Of Foreign Exchange Transactions [Line Items]
Realized Foreign Exchange (Gain) Loss		4	18
Other Monetary Revaluations and Settlements [member]
Schedule Of Foreign Exchange Transactions [Line Items]
Realized Foreign Exchange (Gain) Loss	$ (5)	$ 1	$ 19